Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Impairment losses on long-lived assets
Warrants to acquire shares of common stock	8,012,684
Series A Preferred Stock [Member]
Shares issuable upon conversion of stock	1,520,937	1,520,937	1,520,937
Series B Preferred Stock [Member]
Shares issuable upon conversion of stock	129,267	129,267	129,267
Series C Preferred Stock [Member]
Shares issuable upon conversion of stock	66,575	66,575	66,575
Series D Preferred Stock [Member]
Shares issuable upon conversion of stock	263,586	263,586	263,586
Common Stock [Member]
Warrants to acquire shares of common stock	2,675,602		2,675,602	100,869